UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue New York NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  04/30/2013

Date of reporting period: 10/31/2012

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended October 31, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

October 31, 2012

For additional information call Toll Free:	(877) - CHINA35
(877) - 244-6235

360 Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 05/01/12 through 10/31/12. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended October 31, 2012

	Beginning	Ending Account
	Account Value	Value	Expenses Paid During
	05/01/12	10/31/12	Period*
Actual Fund Return (in parentheses)

The USX China Fund Class A (-38.56%)	$1,000.00	$614.38	$9.16
The USX China Fund Class C (-38.36%)	1,000.00	616.44	12.22

	Beginning	Ending Account
	Account Value	Value	Expenses Paid During
	05/01/12	10/31/12	Period*
Hypothetical 5% Fund Return

The USX China Fund Class A	$1,000.00	$1,013.86	$11.42
The USX China Fund Class C	1,000.00	1,010.08	15.20

*Expenses are equal to the Fund’s expense ratios of 2.25% and 3.00% for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value

COMMON STOCK - (78.46%)

ADVERTISING (5.21%)
ChinaNet Online Holdings, Inc. *	66,000	$56,760

AGRICULTURE (2.80%)
Asia Green Agriculture Corp. * F	57,610	15,555
Southern China Livestock, Inc. * F Δ	30,000	15,000
		30,555

BIOTECHNOLOGY (8.20%)
Sinovac Biotech Ltd. *	30,300	89,385

BUILDING MATERIALS (7.30%)
China Infrastructure Construction Corp.* F	100,000	-
China Wood, Inc. * F	24,500	79,625
		79,625
CHEMICALS (2.43%)
Changda International Holdings, Inc. *	204,133	26,435

COAL (4.52%)
L & L Energy, Inc. *	22,500	49,275

COMMERCIAL SERVICES (0.30%)
China Redstone Group, Inc. * F	110,200	3,306

DIVERSIFIED FINANCIAL SERVICES (8.03%)
Noah Holdings Ltd. - ADR	17,500	87,500

ELECTRICAL COMPONENTS & EQUIPMENT (4.65%)
Yingli Green Energy Holding Co. Ltd. *	30,000	50,700

ENERGY (1.27%)
JA Solar Holdings Co. Ltd. *	20,000	13,830

FOOD & BEVERAGE (7.54%)
Emerald Dairy, Inc. *	25,000	1,768
Oriental Dragon Corp. * F Δ	50,000	75,000
Yanglin Soybean, Inc. *	179,300	5,379
		82,147

INTERNET (3.51%)
Linktone Ltd. *	10,000	27,500
Moqizone Holding Corp. * F	21,615	10,807
		38,307

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value

COMMON STOCK - (78.46%) (continued)

OIL & GAS (7.96%)
CNOOC Ltd. - ADR	100	$20,555
Longwei Petroleum Investment Holding Ltd. *	23,000	52,670
PetroChina Co. Ltd. - ADR	100	13,576
		86,801

RETAIL (1.70%)
Lentuo International, Inc. - ADR *	11,379	18,548

SEMICONDUCTORS (3.63%)
ReneSola Ltd. *	30,000	39,600

SOFTWARE (4.64%)
Shanda Games Ltd.	15,000	50,550

TELECOMMUNICATIONS (4.77%)
Alcatel-Lucent *	50,000	52,000

TOTAL COMMON STOCK (Cost $1,705,532)		855,324

PREFERRED STOCK - (10.73%)

BUILDING MATERIALS (8.95%)
China Wood, Inc. * F	30,000	97,500

FOOD & BEVERAGE (0.00%)
China Nutrifruit Group Ltd. * F	10,000	-

INTERNET (1.78%)
Moqizone Holding Corp. * F	70	19,444

TOTAL PREFERRED STOCK (Cost $520,000)		116,944

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

	Expiration Date -
	Exercise Price	Warrants	Fair Value

WARRANTS - (0.00%)

American Lorain Corp. A *	05/02/15 - $3.00	14,000	$-
American Lorain Corp. B *	11/20/13 - $3.00	4,000	-
Asia Green Agriculture Corp.* F	08/20/13 - $3.78	3,997	-
China Infrastructure Construction Corp. * F	03/05/13 - $6.00	50,000	-
China Nutrifruit Group Ltd. * F	10/08/13 - $3.30	25,000	-
China Redstone Group, Inc. * F	02/23/14 - $4.10	25,000	-
China Wood, Inc. * F	09/01/15 - $4.80	15,000	-
ChinaNet Online Holdings, Inc. B *	08/20/14 - $3.75	20,000	-
HQ Sustainable Maritime Industries, Inc. * F	08/13/15 - $4.5156	10,000	-
L & L Energy, Inc. *	11/06/14 - $5.62	12,000	-
Oriental Dragon Corp. * F Δ	10/22/14 - $6.00	25,000	-
Rodobo International, Inc. * F	06/17/15 - $3.50	18,500	-
SinoCoking Coal and Coke Chemical Industries, Inc. *	03/10/15 - $12.00	12,500	-
SinoHub, Inc. B *	09/10/13 - $3.00	50,000	-
Southern China Livestock, Inc. * F Δ	03/28/14 - $5.50	15,000	-
TOTAL WARRANTS (Cost $0)			-

SHORT TERM INVESTMENTS - (11.82%)		Shares	Fair Value
Federated Prime Cash Obligations Fund, 0.14% ** (Cost $130,157)		130,157	130,157

TOTAL INVESTMENTS (Cost $2,355,689) - 101.01%			$1,102,425
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.01)%			(12,329)
NET ASSETS - 100%			$1,090,096

*   Non-income producing security.
** Rate shown represents the rate at October 31, 2012, is subject to change and resets daily.
ADR - American Depositary Receipt.
F   This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at October 31, 2012 is $316,237 which represents 29.01% of total net assets. These securities are classified as either level 2 or level 3 of the fair value hierarchy. For details relating to each fair valued security, please see Note 1.
Δ   No longer restricted from sale, but not publicly traded as of October 31, 2012.

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENT OF ASSETS AND LIABILITIES - October 31, 2012 (Unaudited)	SEMI-ANNUAL REPORT

The USX China Fund
Assets:
Investments, at fair value (cost: $2,355,689)	$1,102,425
Receivables:
Dividends and interest	220
Prepaid expenses	15,552
Due from Advisor	22,516
Total assets	1,140,713

Liabilities:
Payables:
Investments purchased	25,778
Distribution fees	771
Due to Administrator	9,934
Other liabilities and accrued expenses	14,134
Total liabilities	50,617
Net Assets	$1,090,096

Net Assets consist of:
Common stock	$1,161
Additional paid-in capital	16,896,825
Accumulated net investment loss	(18,041)
Accumulated realized loss on investments	(14,536,585)
Net unrealized depreciation on investments	(1,253,264)

Total Net Assets (1,161,115 shares outstanding; unlimited shares of $0.001 par value authorized)	$1,090,096

Class A shares:
Net Assets applicable to 1,151,879 shares outstanding	$1,081,815
Net Asset Value per share	$0.94

Offering price per share Class A *	$0.98

Minimum redemption price per share Class A **	$0.94

Class C shares:
Net Assets applicable to 9,236 shares outstanding	$8,281
Net Asset Value and offering price per share	$0.90

Minimum redemption price per share Class C ***	$0.89

* A maximum sales charge of 4.50% is imposed on Class A shares.
** Class A shareholders pay a 0.50% contingent deferred sales charge ("CDSC") if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
*** A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

The USX China Fund For the Six Months Ended October 31, 2012
(Unaudited)
Investment income:
Dividends (net of foreign tax paid of $46)	$5,241
Interest	61
Total investment income	5,302

Expenses:
Investment advisory fees	9,513
Distribution fees - Class A	1,890
Distribution fees - Class C	50
Accounting and transfer agent fees	43,354
Legal fees	12,065
Registration fees	10,669
Audit fees	8,593
Custody fees	2,484
Compliance officer compensation	9,075
Miscellaneous	7,905
Trustee fees	5,546
Insurance fees	642
Pricing fees	1,260
Total expenses	113,046
Less: fees waived and expenses absorbed	(95,884)
Net expenses	17,162

Net investment loss	(11,860)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(1,176,500)
Net change in unrealized depreciation on investments	453,151
Net loss on investments	(723,349)

Net decrease in net assets resulting from operations	$(735,209)

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	The USX China Fund
	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012
Increase (decrease) in Net Assets	(Unaudited)
Operations:
Net investment loss	$(11,860)	$(44,203)
Net realized loss on investments	(1,176,500)	(6,841,566)
Net change in unrealized appreciation (depreciation) on investments	453,151	1,906,318
Net decrease in net assets resulting from operations	(735,209)	(4,979,451)

Increase (decrease) in net assets from capital share transactions (Note 2)	(212,721)	105,020

Total decrease in net assets	(947,930)	(4,874,431)

Net Assets:
Beginning of period	$2,038,026	$6,912,457

End of period	$1,090,096	$2,038,026

Accumulated net investment loss	$(18,041)	$(6,181)

The accompanying notes are an integral part of these financial statements.

360 Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class A

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$1.53		$6.33	$11.51	5.23	$13.07	$14.62

Investment Operations:
Net investment loss (a)	(0.01)		(0.04)	(0.17)	(0.18)	(0.16)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.58)		(4.76)	(5.01)	6.46	(6.95)	1.02
Total from investment operations	(0.59)		(4.80)	(5.18)	6.28	(7.11)	0.79

Distributions:
From net realized capital gain	-		-	-	-	(0.73)	(2.34)
Total distributions	-		-	-	-	(0.73)	(2.34)

Net Asset Value, End of Period	$0.94		$1.53	$6.33	11.51	$5.23	$13.07

Total Return (b)	(38.56)%	(c)	(75.83)%	(45.00)%	120.08%	(54.41)%	1.83%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,082		$2,023	$6,688	$17,406	$10,928	$31,650

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.85%	(d)	7.59%	3.58%	2.97%	3.08%	2.35%
After fees waived and expenses absorbed	2.25%	(d)	2.25%	2.25%	2.14%	2.20%	2.25%

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(14.15)%	(d)	(6.45)%	(3.20)%	(2.76)%	(2.92)%	(1.51)%
After fees waived and expenses absorbed	(1.55)%	(d)	(1.11)%	(1.87)%	(1.92)%	(2.04)%	(1.41)%

Portfolio turnover rate	145.84%	(c)	117.09%	104.59%	131.37%	81.83%	75.41%

(a)	Per share amounts were calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	Not Annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

360 Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class C

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009	For the Year Ended April 30, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$1.46		$6.11	$11.20		5.13		$12.94	$14.59

Investment Operations:
Net investment loss (a)	(0.01)		(0.08)	(0.23)		(0.26)		(0.24)	(0.35)
Net realized and unrealized gain (loss) on investments	(0.55)		(4.57)	(4.86)		6.33		(6.85)	1.04
Total from investment operations	(0.56)		(4.65)	(5.09)		6.07		(7.09)	0.69

Distributions:
From net realized capital gain	-		-	-		-		(0.73)	(2.34)
Total distributions	-		-	-		-		(0.73)	(2.34)

Paid-in capital from CDSC fees	-		-	-	(b)	-	(b)	0.01	-	(b)

Net Asset Value, End of Period	$0.90		$1.46	$6.11		11.20		$5.13	$12.94

Total Return (c)	(38.36)%	(d)	(76.10)%	(45.45)%		118.32%		(54.74)%	1.12%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8		$15	$224		$1,109		$627	$2,177

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.60%	(e)	8.34%	4.33%		3.72%		3.83%	3.10%
After fees waived and expenses absorbed	3.00%	(e)	3.00%	3.00%		3.00%		3.00%	3.00%

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(14.90)%	(e)	(7.20)%	(3.95)%		(3.51)%		(3.67)%	(2.26)%
After fees waived and expenses absorbed	(2.30)%	(e)	(1.86)%	(2.62)%		(2.79)%		(2.84)%	(2.16)%

Portfolio turnover rate	145.84%	(d)	117.09%	104.59%		131.37%		81.83%	75.41%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

360 Funds (formerly known as the Parr Family of Funds), (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The sole series of shares of the Trust is The USX China Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long term growth of capital. The Fund’s investment adviser is Matrix 360 Advisor, LLC (the “Adviser”). The Fund offers two classes of shares, Class A and Class C shares. The Class C shares commenced operations on July 1, 2005. The Class A shares commenced operations on September 23, 2005. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation - Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, it will be categorized in level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. In addition, for securities that are halted for several days, pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to; the general market conditions in the Chinese reverse merger stock market and the overall financial market; disclosures related to the company’s auditors; the status of the company’s 8k, 10k, and other filings with the SEC and NASDAQ; participation by the company, CFO, investment banker, trader and research analysts in conferences, road shows, conference calls and 1-on-1 telephone calls or in-person meetings; channel checks and/or visitation to prove-up real business operations; comments from money managers, investment banks and research analysts; and, review of the Bloomberg Chinese Reverse Mergers Index (CHINARTO:IND). Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee, and the Adviser, subject to the review by the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of October 31, 2012, eighteen (18) securities held by the Fund were being fair valued.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b)         Restricted Securities - The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.   The Fund held no Restricted Securities at October 31, 2012.

The Adviser, subject to the oversight of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; earnings per share; free cash flows; debt levels; revenue growth; and, information regarding the applicable company and its business. Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Using the Fair Value Pricing Instructions, The Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of October 31, 2012 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$654,263
Short Term Investments	130,157
Total Level 1	784,420

Level 2
Common Stock (b)	20,629
Warrants (b)	-
Total Level 2	20,629

Level 3
Common Stock (b)	180,432
Preferred Stock (b)	116,944
Warrants (b)	-
Total Level 3	297,376
Total Investments	$1,102,425

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

The following amounts were transfers in/(out) of Level 2 assets:

	Common Stock	Preferred Stock	Totals

Transfers into Level 2	$15,555	$-	$15,555
Transfers from Level 2	-	-	-
Net Transfers in/(out) of Level 2	$15,555	$-	$15,555

Transfers of $15,555 were made from Level 3 to Level 2 due to securities now being valued using other observable inputs instead of using significant unobservable inputs. There were no transfers out of Level 2 as of and during the six month period ended October 31, 2012.  Transfers between levels are recognized as of the end of the reporting period.

The following is a reconciliation for which Level 3 inputs were used in determining fair value:

	Common Stock	Preferred Stock	Total

Beginning balance April 30, 2012	$500,776	$188,744	$689,520
Total realized loss	(277,683)	-	(277,683)
Change in unrealized depreciation	35,747	(71,800)	(36,053)
Cost of purchases	2,531	-	2,531
Proceeds from sales	(65,384)	-	(65,384)
Net transfers in/(out) of level 3 (*)	(15,555)	-	(15,555)
Ending balance October 31, 2012	$180,432	$116,944	$297,376

(*) Transfers include $15,555 transferred from Level 3 to Level 2 due to securities now being valued using other observable inputs instead of using significant unobservable inputs.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The total change in unrealized depreciation included in the statement of operations attributable to level 3 investments still held at October 31, 2012 was as follows:

	Common Stock	Preferred Stock	Total

Change in unrealized depreciation	$(172,565)	$(71,800)	$(244,365)

Significant unobservable inputs developed by the Adviser and approved by the Board of Trustees for material Level 3 investments as of October 31, 2012 are as follows:

Description	Fair Value at 10/31/2012	Percent of Net Assets	Valuation Techniques	Unobservable Inputs
Common Stock	$180,432	16.55%	(i)(i) Most recent last trade price with significant volume, (ii) Cost less illiquidity discount, (iii) Calculated from reported data less illiquidity discount	(i) Montoring of reported data, (ii) Illiquidity discount multipliers
Preferred Stock	116,944	10.73%	(i) Equivalent value of common shares using their most recent last trade price with significant volume, (ii) Calculated from reported data less illiquidity discount	(i) Montoring of reported data, (ii) Illiquidity discount multipliers

c)         Federal Income Taxes - The Fund qualifies and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

           As of and during the six month period ended October 31, 2012, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended October 31, 2012, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2009. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

d)         Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended October 31, 2012

e)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the six month period ended October 31, 2012 were as follows:

	Class A
	Shares	Amount
Sold	5,740	$5,975
Reinvested	-	-
Redeemed	(178,362)	(216,346)
Net Decrease	(172,622)	$(210,371)

Transactions in shares of capital stock for The USX China Fund Class C shares for the six month period ended October 31, 2012 were as follows:

	Class C
	Shares	Amount
Sold	3,660	$3,450
Reinvested	-	-
Redeemed	(5,003)	(5,800)
Net Decrease	(1,343)	$(2,350)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2012 were as follows:

	Class A
	Shares	Amount
Sold	498,521	$1,054,588
Reinvested	-	-
Redeemed	(231,238)	(854,709)
Net Increase	267,283	$199,879

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2012 were as follows:

	Class C
	Shares	Amount
Sold	4,989	$22,485
Reinvested	-	-
Redeemed	(31,139)	(117,344)
Net Decrease	(26,150)	$(94,859)

3.	INVESTMENT TRANSACTIONS

For the six month period ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$2,026,076	$2,309,680

There were no government securities purchased or sold during the period.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions. As compensation for the investment advisory services provided to the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. For the six month period ended October 31, 2012, the Adviser earned $9,513 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan). It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Pursuant to the Expense Agreement, the Adviser and Former Adviser have agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund’s average daily net assets. For the six month period ended October 31, 2012, the Adviser waived advisory fees of $9,513 and reimbursed expenses of $86,371.

One trustee of the Fund is also an officer of the Adviser. Certain officers of the Fund are also employees of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

For its services, Matrix receives a minimum fee of $6,250 per month, plus out of pocket expenses. In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets. For the six month period ended October 31, 2012, Matrix earned $43,354, including out of pocket expenses with $8,359 remaining payable at October 31, 2012.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses. For the six month period ended October 31, 2012, Matrix earned $9,075 including out of pocket expenses, with $1,575 remaining payable at October 31, 2012.

Certain officers of the Fund are also employees of Matrix. An officer of Matrix is also an officer of the Adviser.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (“Matrix Capital”). Pursuant to the Distribution Agreement, Matrix Capital will provide distribution services to the Fund. Matrix Capital serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, Matrix Capital receives $7,200 per year from the Fund. Distribution fees paid to Matrix Capital were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act.

An officer of Matrix Capital is also an officer of the Adviser.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively. For the six month period ended October 31, 2012, the Fund accrued $50 in 12b-1 expenses attributable to Class C shares. For the six month period ended October 31, 2012, the Fund accrued $1,890 in 12b-1 expenses attributable to Class A shares.

5.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2012 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$2,776,963	$43,051	$(1,718,882)	$(1,675,831)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of April 30, 2012, the Fund’s most recent fiscal year end, the Fund’s components of distributable earnings on a tax basis were as follows:

Unrealized Depreciation	$(2,928,857)
Capital Loss Carryforwards	(9,048,675)
Post-October Capital Losses	(3,088,968)
Post-December Ordinary Losses	(6,181)
Distributable Earnings, Net	$(15,072,681)

The carryforward losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of post-October losses and losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of April 30, 2012 the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred
$(3,088,968)	$-	$(6,181)

Capital Loss Carryforwards Expiring			Loss Carryforwards Non-Expiring
2017	2018	2019	Short-Term	Long-Term	Total
$(2,967,345)	$(418,788)	$(2,909,779)	$(2,068,466)	$(684,297)	$(9,048,675)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

6.	CONCENTRATION OF RISK

The USX China Fund will normally invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China. Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2012, Sterne, Agee & Leach, Inc. held 55.90% of The USX China Fund Class A shares in an omnibus account for the sole benefit of their customers. As of October 31, 2012, Scottrade, Inc. held 60.55% of The USX China Fund Class C shares in omnibus accounts for the sole benefit of their customers.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
Additional Information (Unaudited)
October 31, 2012

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commissions website at http://www.sec.gov.

           Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  There were no dividends or distributions paid by the Fund during the six month period ended October 31, 2012.

The tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2013 to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated August 28, 2012 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	7.60%
The USX China Fund Class A shares, after waiver and reimbursement***	2.26%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	8.35%
The USX China Fund Class C shares, after waiver and reimbursement***	3.01%

*** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00%.  The current contractual agreement cannot be terminated prior to October 1, 2013 without the Board of Trustees approval.  Total Gross Operating Expenses for the six month period ended October 31, 2012 were 14.85% for the Class A shares and 15.60% for the Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended October 31, 2012. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

360 Funds
420 Lexington Avenue
Suite 601
New York, NY 10017

INVESTMENT ADVISER
Matrix 360 Advisor, LLC
420 Lexington Avenue
Suite 601
New York, NY 10017

ADMINISTRATOR
Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

TRANSFER AGENT
Matrix 360 Administration, LLC
4250 Main Street
Suite 1425
Kansas City, MO  64111

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville and Company
1514 Old York Road
Abbington, PA 19001

LEGAL COUNSEL
Kilpatrick, Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds
/s/ Christopher F. Anci By Christopher F. Anci
President,
Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher F. Anci
By Christopher F. Anci
President
Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David F. Ganley
By David F. Ganley
Treasurer
Date: January 3, 2013